Other Significant Agreements - Additional Information (Detail)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			63 Months Ended
	Nov. 06, 2018 USD ($) shares	Jun. 11, 2018 USD ($)	Nov. 12, 2015 USD ($) shares	Jan. 31, 2020 shares	Nov. 30, 2015 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2015 USD ($)	Feb. 01, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense						$ 30,640,000	$ 16,546,000	$ 60,653,000	$ 41,794,000	$ 59,501,000	$ 28,471,000
Expense recognized to estimate fair value of shares						$ 0.0		$ 0.0
Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued, new issues | shares						177,318		177,318			118,212
MD Anderson Cancer Center
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of fair value estimated for research and development | shares							20,833		62,499	83,332	83,332
Expense recognized to estimate fair value of shares							$ 0.1		$ 0.3	$ 0.3	$ 0.3
Expenses for direct research and development expenses and overhead charges							400,000		1,200,000	1,600,000	1,600,000
MD Anderson Cancer Center | Patent and Technology License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense payment due			$ 1,800,000
Remaining funding amount of patent-related costs under license agreement						$ 800,000		$ 800,000		$ 900,000	1,000,000
Number of days of prior written notice to terminate agreement								180 days		180 days
Number of milestones achieved								0		0
Payments with respect to license agreement						0	$ 0	$ 0	$ 0	$ 0	0
MD Anderson Cancer Center | Patent and Technology License Agreement | Series A Redeemable Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued, new issues | shares			1,500,000
MD Anderson Cancer Center | Patent and Technology License Agreement | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Obligated one-time payment based on acquisition or qualifying equity financing						20,000,000		20,000,000		20,000,000
Amount equal to or in excess of agreed upon price triggers equating to valuations						1,400,000,000		1,400,000,000		1,400,000,000
MD Anderson Cancer Center | Patent and Technology License Agreement | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent future payments upon achievement of certain development and regulatory approval milestones					$ 11,900,000
Contingent payments in cash or through issuance of equity					4,400,000
Obligated one-time payment based on acquisition or qualifying equity financing						150,000,000		150,000,000		150,000,000
Amount equal to or in excess of agreed upon price triggers equating to valuations						5,800,000,000		5,800,000,000		$ 5,800,000,000
MD Anderson Cancer Center | Patent and Technology License Agreement | Maximum | Diagnostic Products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent future payments upon achievement of certain development and regulatory approval milestones					2,400,000
MD Anderson Cancer Center | Patent and Technology License Agreement | Maximum | Therapeutic Products
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent future payments upon achievement of certain development and regulatory approval milestones					9,500,000
MD Anderson Cancer Center | Patent and Technology License Agreement | Forecast [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Patent costs													$ 1,500,000
MD Anderson Cancer Center | Research Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment paid in cash					$ 2,400,000
Acquired in-process research and development expense												$ 2,400,000
MD Anderson Cancer Center | Research Agreement | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued in consideration for license agreement | shares					738,134
MD Anderson Cancer Center | Research Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research agreement extension of expiration year and month									2021-02	2021-02
Research and development expense payment due year one					$ 1,000,000
Research and development expense payment due year two through five					$ 1,250,000
Percentage of overhead charges on direct expenses					25.00%
Preferred stock shares issuable in year one under research agreement | shares					200,000
Preferred stock shares issuable in year two through five under research agreement | shares					20,833
Research agreement expiration date					Dec. 31, 2019
Research and development expense					$ 1,200,000
Stock issued, new issues | shares				62,500
Research and development expense payment due					$ 0	$ 0		$ 0
Preferred stock shares issuable under research agreement | shares					0	0		0
MD Anderson Cancer Center | Research Agreement | Series B Redeemable Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued, new issues | shares					62,500
Kayla Therapeutics S.A.S | Kayla License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment paid in cash	$ 6,500,000
Acquired in-process research and development expense											8,100,000
Number of days of prior written notice to terminate agreement										30 days
Payments with respect to license agreement										$ 0
Cash payment related to acquired in-process research and development											6,500,000
Royalty term determination period after first commercial sale of such product in such country										10 years
Number of days of notice to terminate agreement upon material breach										60 days
Kayla Therapeutics S.A.S | Kayla License Agreement | Phase 1/2 Clinical Trial
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-refundable milestone payment in cash		$ 15,000,000
Milestone expense fair value of common stock issued		5,300,000
Kayla Therapeutics S.A.S | Kayla License Agreement | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued in consideration for license agreement | shares	118,212
Value of shares issued, acquired in process research and development											$ 1,600,000
Kayla Therapeutics S.A.S | Kayla License Agreement | Maximum | Phase 1/2 Clinical Trial
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Obligated to make cash payments upon achievement of clinical and regulatory milestones		100,000,000
Value of common stock shares payable upon achievement of clinical and regulatory milestones		$ 13,000,000